Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2021
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
Information about VIEs (consolidated and
non-consolidated)
for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs
March 31, 2020

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,546	2	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	80,385	17,941	21,970	5,153
(d) VIEs for corporate rehabilitation support business	465	9	0	0
(e) VIEs for investment in securities	82,098	28	0	0
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	267,548	159,181	267,548	0
(g) VIEs for securitization of loan receivable originated by third parties	2,358	3,037	2,358	0
(h) VIEs for power generation projects	393,797	284,772	355,107	40,111
(i) Other VIEs	163,948	66,411	141,988	0

Total	¥993,145	¥531,381	¥788,971	¥45,264

March 31, 2021

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities*1	Assets which are pledged as collateral*2	Commitments*3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	1,996	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	63,935	12,977	17,923	3,720
(d) VIEs for corporate rehabilitation support business	431	158	0	0
(e) VIEs for investment in securities	104,364	316	35	0
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	266,662	158,620	266,662	828
(g) VIEs for securitization of loan receivable originated by third parties	511	992	511	0
(h) VIEs for power generation projects	304,064	226,224	285,149	35,194
(i) Other VIEs	171,344	67,346	144,260	0

Total	¥913,307	¥466,633	¥714,540	¥39,742

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2020

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥8,508	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	51,746	0	4,542	4,542
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	3,820,403	0	55,645	72,527
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,239,325	0	15,663	15,668
(h) VIEs for power generation projects	25,037	0	1,719	1,719
(i) Other VIEs	200,325	2,837	10,523	13,476

Total	¥5,345,344	¥2,837	¥89,083	¥108,923

March 31, 2021

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries
Types of VIEs	Total assets	Non-recourse loans	Investments	Maximum exposure to loss *
(a) VIEs for liquidating customer assets	¥27,273	¥1,255	¥991	¥2,246
(b) VIEs for acquisition of real estate and real estate development projects for customers	317,027	6,905	4,884	11,789
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	4,108,847	0	56,818	75,607
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	709	0	2	2
(g) VIEs for securitization of loan receivable originated by third parties	1,485,653	0	18,268	18,271
(h) VIEs for power generation projects	10,103	0	442	442
(i) Other VIEs	370,516	2,845	10,101	12,946

Total	¥6,320,128	¥11,005	¥91,506	¥121,303

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.